Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments	12 Months Ended
Dec. 31, 2021
Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments

(2) Investment Securities, Equity Securities with Readily Determinable Fair Values and Other Investments

In accordance with ASU 2016-13, which we adopted on January 1, 2020, available-for-sale and held-to-maturity debt securities in an unrealized loss position must be evaluated for the underlying cause of the loss.  In the event that the deterioration in value is attributable to credit related reasons, then the amount of credit-related impairment would be recorded as a charge to our ACL with subsequent changes in the amount of impairment, up or down, also recorded through our ACL.  The exception to this process will occur if we intend to sell an impaired available-for-sale debt security or if we will more likely than not be required to sell a credit impaired available-for-sale debt security prior to the value recovering to the security’s amortized cost.  In those situations, the entire credit-related impairment amount would be required to be recognized in earnings.  We have evaluated the debt securities classified as available-for-sale and held-to-maturity at December 31, 2021 and have determined that no debt securities in an unrealized loss position are arising from credit related reasons and have therefore not recorded any allowances for debt securities in our ACL for the period.  Unrealized gains and losses related to equity securities with readily determinable fair values are included in net income.

The amortized cost and estimated fair value by type of investment security at December 31, 2021 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value

	(Dollars in Thousands)
Other securities	$3,400	$—	$—	$3,400	$3,400
Total investment securities	$3,400	$—	$—	$3,400	$3,400

	Available for Sale Debt Securities
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value(1)

	(Dollars in Thousands)
Residential mortgage-backed securities	$4,213,441	$14,159	$(58,237)	$4,169,363	$4,169,363
Obligations of states and political subdivisions	41,519	3,038	—	44,557	44,557
Total investment securities	$4,254,960	$17,197	$(58,237)	$4,213,920	$4,213,920

(1)	Included in the carrying value of residential mortgage- backed securities are $824,474 of mortgage-backed securities issued by Ginnie Mae and $3,344,889 of mortgage-backed securities issued by Fannie Mae and Freddie Mac

The amortized cost and estimated fair value of investment securities at December 31, 2021, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

	Held to Maturity		Available for Sale
	Amortized	Estimated	Amortized	Estimated
	Cost	fair value	Cost	fair value

	(Dollars in Thousands)
Due in one year or less	$2,200	$2,200	$—	$—
Due after one year through five years	1,200	1,200	—	—
Due after five years through ten years	—	—	—	—
Due after ten years	—	—	41,519	44,557
Residential mortgage-backed securities	—	—	4,213,441	4,169,363
Total investment securities	$3,400	$3,400	$4,254,960	$4,213,920

The amortized cost and estimated fair value by type of investment security at December 31, 2020 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value

	(Dollars in Thousands)
Other securities	$3,400	$—	$—	$3,400	$3,400
Total investment securities	$3,400	$—	$—	$3,400	$3,400

	Available for Sale
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair	Carrying
	cost	gains	losses	value	value(1)

	(Dollars in Thousands)
Residential mortgage-backed securities	$3,006,592	$32,701	$(9,339)	$3,029,954	$3,029,954
Obligations of states and political subdivisions	47,697	3,131	(14)	50,814	50,814
Total investment securities	$3,054,289	$35,832	$(9,353)	$3,080,768	$3,080,768

(1)	Included in the carrying value of residential mortgage- backed securities are $371,407 of mortgage-backed securities issued by Ginnie Mae, $2,658,247 of mortgage-backed securities issued by Fannie Mae and Freddie Mac

Residential mortgage-backed securities are securities issued by Freddie Mac, Fannie Mae, Ginnie Mae or non-government entities. Investments in residential mortgage-backed securities issued by Ginnie Mae are fully guaranteed by the U.S. government. Investments in mortgage-backed securities issued by Freddie Mac and Fannie Mae are not fully guaranteed by the U.S. government; however, we believe that the quality of the bonds is similar to other AAA rated bonds with limited credit risk, particularly given the placement of Fannie Mae and Freddie Mac into conservatorship by the federal government in early September 2008 and because securities issued by others that are collateralized by residential mortgage-backed securities issued by Fannie Mae and Freddie Mac are rated consistently as AAA rated securities.

The amortized cost and fair value of available for sale investment securities pledged to qualify for fiduciary powers, to secure public monies as required by law, repurchase agreements and short-term fixed borrowings was $1,519,652,000 and $1,497,929,000, respectively, at December 31, 2021.

Proceeds from the sale and call of securities available-for-sale were $5,890,000, $42,350,000 and $94,585,000 during 2021, 2020 and 2019, respectively, which amounts included $0, $0 and $0 of mortgage-backed securities. Gross gains of $0, $1,000 and $3,000, and gross losses of $16,000, $6,000 and $15,000 were realized on the sales and calls in 2021, 2020 and 2019, respectively.

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2021 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$3,037,188	$(53,060)	$423,733	$(5,177)	$3,460,921	$(58,237)
	$3,037,188	$(53,060)	$423,733	$(5,177)	$3,460,921	$(58,237)

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2020 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$1,462,232	$(9,339)	$—	$—	$1,462,232	$(9,339)
Obligations of states and political subdivisions	—	—	757	(14)	757	(14)
	$1,462,232	$(9,339)	$757	$(14)	$1,462,989	$(9,353)

The unrealized losses on investments in residential mortgage-backed securities are primarily caused by changes in market interest rates. We have no intent to sell and more likely than not be required to sell before a market price recovery or maturity of the securities; therefore, it is our conclusion that the investments in residential mortgage-backed securities issued by Freddie Mac, Fannie Mae and Ginnie Mae are not considered other-than-temporarily impaired.

Equity securities with readily determinable fair values consist primarily of Community Reinvestment Act funds. At December 31, 2021 and December 31, 2020, the balance in equity securities with readily determinable fair values recorded at fair value were $6,079,000 and $6,202,000, respectively. The following is a summary of unrealized and realized gains and losses recognized in net income on equity securities for the twelve months ended December 31, 2021, 2020 and 2019:

Year Ended
December 31, 2021
(Dollars in Thousands)

Net losses recognized during the period on equity securities	$(123)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$(123)

Year Ended
December 31, 2020
(Dollars in Thousands)

Net gains recognized during the period on equity securities	$107
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$107

Year Ended
December 31, 2019
(Dollars in Thousands)

Net losses recognized during the period on equity securities	$158
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	—

Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	$158

Other investments include equity and merchant banking investments held by our subsidiary banks and non-banking entities. During the second quarter of 2021, one of our non-bank subsidiaries sold an equity interest in a merchant banking investment resulting in a gain on sale included in other investment income on the consolidated statements of income.